Provision for tax, civil and labor losses and Judicial deposits	12 Months Ended
Dec. 31, 2024
Provision for tax, civil and labor losses and Judicial deposits
Provision for tax, civil and labor losses and Judicial deposits

21. Provision for tax, civil and labor losses and Judicial deposits

The Company classifies the likelihood of loss in judicial/administrative proceedings in which it is a defendant. Provisions are recorded for contingencies classified as probable loss in an amount that Management, in conjunction with its legal advisors, believes is enough to cover probable losses or when related to contingencies resulting from business combinations.

The contingent liabilities are composed as follows:

a.     Composition

The changes in provision for the years ended December 31, 2024 and 2023 were as follows:

	December 31, 2023	Additions	Reversals	Interest	Payments	December 31, 2024
Tax proceedings (i)	676,255	383	(385,685)	(180,104)	-	110,849
Labor proceedings (ii)	21,615	3,261	(1,629)	1,421	(2,370)	22,298
Civil proceedings	120	14,185	(259)	10,049	(119)	23,976
Total	697,990	17,829	(387,573)	(168,634)	(2,489)	157,123
Finance income (note 26)		-	-	206,961
Finance expense (note 26)		-	-	(38,218)
General and administrative expenses (note 25)		(17,826)	134,548	-
Income tax and social contribution (note 22.a)		-	177,993	-
Total		(17,826)	312,541	168,743
Indemnification asset - former owner (note 21.c)		(3)	75,032	(109)
Total		(17,829)	387,573	168,634

(i)	Primarily refers tax assessment notices issued by the tax authority to the "Predecessor," derived from disallowances of operational and financial expenses, as well as isolated fines related to the acquisition of the Anglo Group in 2010 and subsequent restructuring. In the year 2024, considering the analysis and opinion of legal advisors, the Company decided to partially reverse the amounts initially provisioned. Reversal amount of the R$ 385,685 considers: (i) R$ 102,431 related to the reversal of the principal portion (presented as note 25), (ii) R$ 177,993 related to reversal of the income tax and social contribution (presented as note 22.a), (iii) R$ 75,032 related to a reversal of the indemnification asset. Interest amount of the R$ 180,104 comprises R$ 206,961 related to the reversal of the interest and fines (presented as note 26).
(ii)	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.

	December 31, 2022	Additions	Reversals	Interest	Payments	December 31, 2023
Tax proceedings (i)	623,189	-	(1,286)	54,352	-	676,255
Labor proceedings (ii)	27,567	5,054	(13,589)	3,977	(1,394)	21,615
Civil proceedings	496	189	(509)	39	(95)	120
Total	651,252	5,243	(15,384)	58,368	(1,489)	697,990
Finance expense		-	-	(58,265)
General and administrative expenses		(5,223)	14,834	-
Income tax and social contribution		-	27	-
Total		5,223	14,861	(58,265)
Indemnification asset - Former owner		(20)	523	(103)
Total		(5,243)	15,384	(58,368)

b.     Contingencies with possible losses

As of December 31, 2024, the Company was party to lawsuits classified as possible losses totaling R$ 52,117 (R$41,015 as of December 31, 2023), as shown below:

	December 31,2024	December 31, 2023
Taxes (i)	7,043	5,413
Labor (ii)	31,498	24,988
Civil(iii)	13,576	10,614
Total	52,117	41,015

The Company and its subsidiaries had 68 legal and administrative lawsuits as of December 31, 2024, according to the Management, with a possible risk of loss based on the opinion of the Company and of its legal assessors. The main ones are highlighted below:

(i)	Taxes: Notice of Violation issued by the Municipal Finance Department of São Paulo, with the purpose of collecting municipal taxes (“ISSQN” or “Imposto Sobre Serviços de Qualquer Natureza”) for the period from 2018 to 2021, in the amount of R$4,466. The Company is also party to 9 lower monetary value tax lawsuits, involving taxes of various natures, totaling R$2,577.
(ii)	Labor: The most significant lawsuit involves a labor claim related to the payment of termination benefits and other labor charges amounting to R$20,375; The Company is a party to 23 lawsuits totaling R$11,123, the claims mainly involve severance pay, overtime and salary differences, among other labor-related payments.
(iii)	Civil: Lawsuit filed against the Cogna Group, in which the plaintiff alleges fundamental changes in its pedagogical and methodological approach due to contract termination, in the amount of R$3,393. The Company is a party to 33 lawsuits totaling R$10,183. The claims are related to contract terminations.

c.     Judicial deposits

Judicial deposits recorded as non-current assets are as follows:

	December 31, 2024	December 31, 2023
Tax proceedings	2,670	1,899
Indemnification asset -Former owner	1,456	1,347
Indemnification asset – Related parties (i)	150,326	203,942
	154,452	207,188

(i)	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations in the amount of R$150,326 (R$203,942 on December 31, 2023). This asset is indexed to CDI (Certificates of Interbank Deposits).